Fees and Expenses - EMERGING MARKETS EQUITIES FUND, INC	Aug. 29, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund.

Expenses Restated to Reflect Current [Text]	Restated to reflect current fees.
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	M	F-2	F-3	R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none
Redemption or exchange fees	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	M	F-2	F-3	R-6
Management fees	0.62%	0.62%	0.62%	0.62%
Distribution and/or service (12b-1) fees	none	none	none	none
Other expenses	0.15[1]	0.32[2]	0.18[1]	0.18[1]
Total annual fund operating expenses	0.77	0.94	0.80	0.80
Expense reimbursement[3]	0.06	0.06	0.06	0.06
Total annual fund operating expenses after expense reimbursement	0.71	0.88	0.74	0.74

[1] Restated to reflect current fees.

[2] Based on estimated amounts for the current fiscal year.

[3] The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least September 1, 2026. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	M	F-2	F-3	R-6
1 year	$73	$90	$76	$76
3 years	240	294	249	249
5 years	422	514	438	438
10 years	949	1,149	984	984

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Portfolio Turnover, Rate	57.00%